Stockholders' Equity - Q3, Amendment of Certificate of Incorporation and Reclassification of Common Stock (Details) $ / shares in Units, $ in Millions	Sep. 30, 2016 $ / shares shares	Jul. 28, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 05, 2014 $ / shares shares	Sep. 04, 2014 $ / shares shares	Dec. 31, 2013 USD ($)
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	400,000,000	400,000,000	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	0
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Number of shares reclassified to common stock from class A (in shares)		14,682,671
Accrued and unpaid dividends | $		$ 90.3
Share price (in dollars per share) | $ / shares		$ 16.00
Conversion rate to reclassify class A shares to common stock		0.65485975
Number of shares reclassified to common stock from class B (in shares)		1,286,036
Conversion rate to reclassify class B shares to common stock		0.72095061
Class A and B Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			18,333,333
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	0		15,000,000	15,000,000	15,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Accrued and unpaid dividends | $			$ 79.3	$ 61.8			$ 46.3
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	0		3,333,333	3,333,333
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Shares outstanding (in shares)		1,783,858